Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2016
Stockholders' Equity
Schedule of information with respect to shares of our preferred stock issued through our Private Offering

Share Issue Date (In Thousands,	Number	Par Value	Per Value of	Additional	Non‑Controlling
except share data)	of Shares	per Share	Shares Issued	Paid-in-Capital	Interests	Net Proceeds
January 30, 2014 – Preferred Offering	125	$1,000.00	$125,000	$(17,000)	$—	$108,000

Schedule of cash dividends declared by our board of directors

			Dividend per
Declaration Date	Record Date	Payment Date	Share
May 23, 2014	June 5, 2014	June 17, 2014	$0.16
August 28, 2014	September 10, 2014	September 24, 2014	$0.20
November 13, 2014	November 26, 2014	December 10, 2014	$0.30
December 23, 2014	December 31, 2014	January 21, 2015	$0.30
May 27, 2015	June 10, 2015	June 24, 2015	$0.32
August 21, 2015	August 28, 2015	September 11, 2015	$0.32
November 13, 2015	November 27, 2015	December 11, 2015	$0.35
December 31, 2015	December 31, 2015	January 29, 2016	$0.50
May 20, 2016	June 3, 2016	June 17, 2016	$0.38
August 23, 2016	September 2, 2016	September 16, 2016	$0.38